CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Management fees	$ 1,635,773	$ 1,789,100
Administration fees	364,408	292,501
Redemption fees	8,230	11,060
Realized and unrealized gain on investments	6,949	10,788
Other income [note 6]	35,096	19,017
Total revenue	2,050,456	2,122,466
EXPENSES
Selling, general and administrative [note 19]	449,439	489,272
Trailer fees	509,444	555,167
Advisor and dealer fees	253,376	206,301
Deferred sales commissions	7,492	12,814
Amortization and depreciation [note 20]	43,514	32,891
Interest and lease finance [notes 7 and 9]	65,440	55,422
Other [notes 6 and 8]	79,004	43,794
Total expenses	1,407,709	1,395,661
Income before income taxes	642,747	726,805
Provision for income taxes [note 12]
Current	168,923	188,831
Deferred	(1,722)	450
Income tax expense reported in the consolidated statements of income	167,201	189,281
Net income for the year	475,546	537,524
Net loss attributable to non-controlling interests	(432)	(872)
Net income attributable to shareholders	$ 475,978	$ 538,396
Basic earnings per share attributable to shareholders (in CAD per share)	$ 2.22	$ 2.30
Diluted earnings per share attributable to shareholders (in CAD per share)	$ 2.21	$ 2.29
Other comprehensive loss, net of tax
Exchange differences on translation of foreign operations	$ (24,350)	$ (22)
Total other comprehensive loss, net of tax	(24,350)	(22)
Comprehensive income for the year	451,196	537,502
Comprehensive loss attributable to non-controlling interests	(3,781)	(872)
Comprehensive income attributable to shareholders	$ 454,977	$ 538,374